Statement of Changes in Stockholders' Equity - Feb. 28, 2017 - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Feb. 22, 2017
Balance, shares at Feb. 22, 2017
Common stock issued to founders for cash	$ 1,000	3,000		4,000
Common stock issued to founders for cash, shares	10,000,000
Net loss			(1,372)	(1,372)
Balance at Feb. 28, 2017	$ 1,000	$ 3,000	$ (1,372)	$ 2,628
Balance, shares at Feb. 28, 2017	10,000,000